Financial Instruments - Cash Flow Hedges - Additional Information (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	May 31, 2015 EUR (€)
Disclosure Of Financial Instruments [Abstract]
Bonds issued | €			€ 600
Deferred tax debit in respect of hedge reserve gains (losses)	£ 4
Cash flow hedge gain (loss) recognised in revenue	18	£ 35
Cash flow hedge gain (loss) recognised in finance costs	4
Tax credits in relation to cash flow hedges	£ 5	£ 6